Capital Management and Solvency - Aegon's Estimated Capital Position (Detail) - Aegons Insurance Group [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Estimated Capital Position [Line Items]
Group Own Funds	€ 16,332	€ 19,431
Group SCR	€ 7,844	€ 9,226
Group Solvency II ratio	208.00%	211.00%